Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current provision
Federal			$ 17,620	$ 11,796	$ 3,257
State			2,820	2,476	749
Foreign			729	105	105
Total current provision			21,169	14,377	4,111
Deferred
Federal			2,754	0	(991)
State			(4,433)	0	(142)
Foreign			(136)	0	0
Total deferred provision	0	(592)	(1,815)	0	(1,133)
Total provision for income taxes			$ 19,354	$ 14,377	$ 2,978